Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Allowances against the net deferred tax assets	$ 13,831,000	$ 5,057,500
Net operating loss carryforwards	9,478,000	4,932,000
Total deferred tax assets	$ 13,831,000	$ 5,057,500
U.S federal and state net operating losses expiration	2028 to 2034
Ownership change description	In general, an "ownership change" results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50% of the outstanding stock of a company by certain stockholders or public groups.
Tax benefit measured and recognized at the largest amount	Greater than 50 percent
Mab Vax [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 1,672,000
Research and development credit carryforwards	3,903,000
Other deferred tax asset	53,000
Total deferred tax assets	5,628,000
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Research and development credit carryforwards	194,000
Operating loss carryforwards	$ 23,909,000
Research credit carryforward expiration period	2030 through 2034
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Research and development credit carryforwards	$ 5,960,000
Operating loss carryforwards	$ 23,773,000